Accrued expenses (Detail) - Accrued expenses (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued executive severance	$ 441,020	$ 542,269
Accrued other	82,453	53,528	54,067
	623,311	721,916	190,583
Audit and Tax Preparation [Member]
Accrued professional fees	51,900	102,600	75,516
Legal and Professional Fees [Member]
Accrued professional fees	$ 47,938	$ 23,519	$ 61,000